UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11601 Wilshire Boulevard, Suite 1200, Los Angeles, California		90025
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, President, FPA Capital Fund, Inc., 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

FPA Capital Fund, Inc.

Portfolio of Investments

December 31, 2014 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
TECHNOLOGY — 27.6%
Arris Group, Inc.*	2,269,163	$68,506,031
Arrow Electronics, Inc.*	968,400	56,060,676
Avnet, Inc.	1,391,300	59,853,726
Cubic Corporation	272,700	14,354,928
Interdigital, Inc.	1,149,200	60,792,680
VEECO Instruments Inc.*	241,700	8,430,496
Western Digital Corporation	573,500	63,486,450
		$331,484,987
BUSINESS SERVICES — 13.9%
AGCO Corporation	524,600	$23,711,920
Apollo Group, Inc.*	1,670,200	56,970,522
Babcock & Wilcox Co.	711,400	21,555,420
Devry Inc.	1,147,408	54,467,458
Titan International, Inc.	904,855	9,618,608
		$166,323,928
OIL FIELD SERVICES — 12.6%
Atwood Oceanics, Inc.*	1,646,400	$46,708,368
Ensco PLC	1,402,800	42,013,860
Rowan Companies, Inc.	2,678,900	62,471,948
		$151,194,176
OIL AND GAS EXPLORATION — 9.1%
Cimarex Energy Co.	282,000	29,892,000
Rosetta Resources, Inc.*	2,168,200	48,372,542
SM Energy Company	806,700	31,122,486
		$109,387,028
RETAILING — 3.8%
Aaron’s, Inc.	851,096	$26,018,005
Foot Locker, Inc.	344,900	19,376,482
		$45,394,487
INDUSTRIAL PRODUCTS — 3.2%
Oshkosh Corporation	532,600	$25,910,990
Trinity Industries, Inc.	427,500	11,974,275
		$37,885,265
HEALTHCARE — 1.4%
Centene Corporation*	160,300	$16,647,155
FINANCIAL — 1.0%
Federated Investors, Inc.	366,043	$12,053,796
BASIC MATERIALS — 0.9%
Reliance Steel & Aluminum Co.	186,608	$11,433,472
OTHER COMMON STOCKS — 0.6%		$7,069,848
TOTAL COMMON STOCKS — 74.1% (Cost $645,136,430)		$888,874,142
U.S. TREASURIES — 14.2%
U.S. Treasury Bill
— 0.050% 2015	$85,000,000	$84,999,753
— 0.015% 2015	85,000,000	84,997,459
TOTAL U.S. TREASURIES (Cost $169,997,307)		$169,997,212
TOTAL INVESTMENTS — 88.3% (Cost $815,133,737)		$1,058,871,354
SHORT-TERM INVESTMENTS — 11.7%
Exxon Mobil Corporation — 0.08% 01/05/15	$60,000,000	$59,999,467
Federal Farm Credit Corporation — 0.06% 02/04/15	25,000,000	24,998,583
State Street Bank Repurchase Agreement — 0.00% 01/02/15 (Dated 12/31/14, repurchase price of $54,858,000, collateralized by $55,405,000 principal amount U.S. Treasury Notes — 3.75% 2043, fair value $55,959,050)	54,858,000	54,858,000
TOTAL SHORT-TERM INVESTMENTS (Cost $139,856,050)		$139,856,050
TOTAL INVESTMENTS — 100.0% (Cost $954,989,787) — NOTE 2		$1,198,727,404
Other assets and liabilities, net — 0.0%		(58,142)
NET ASSETS — 100.0%		$1,198,669,262

* Non-income producing securities

As permitted by U.S. Securities and Exchange Commission regulations, “Other Common Stocks” includes holdings in their first year of acquisition that have not been publicly disclosed.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are principally traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities generally of 60 days or less are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2014:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$888,874,142	—	—	$888,874,142
U.S. Treasuries	—	$169,997,212	—	169,997,212
Short-Term Investments	—	139,856,050	—	139,856,050
Total Investments	$888,874,142	$309,853,262	—	$1,198,727,404

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the nine months ended December 31, 2014.

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$318,923,013
Gross unrealized depreciation:	(75,185,396)
Net unrealized appreciation:	$243,737,617

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, President
(Principal Executive Officer)

Date:      March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, President
(Principal Executive Officer)

Date:      March 2, 2015

By:	/s/ E. LAKE SETZLER III
E. Lake Setzler III, Assistant President
(Principal Financial Officer)

Date:      March 2, 2015